OTHER INVESTMENTS (Narrative) (Details) - Medimor [Member] - USD ($) $ in Thousands	Jul. 31, 2020	Dec. 31, 2019	Nov. 30, 2019
Net Investment Income [Line Items]
Investment Amount			$ 600
Ordinary shares	955,479	414,384	1,369,863
Ownership interest			14.78%
Fully diluted basis [Member]
Net Investment Income [Line Items]
Ownership interest			10.34%